Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 46,150	$ 11,523
Short-term deposits	81,690	29,243
Amounts receivable and prepaid expenses	8,220	10,026
Investment in marketable securities	3,696	3,367
Convertible notes receivable	631
Total current assets	140,387	54,159
Non-current assets
Investment in associate	1,389	2,429
Convertible notes receivable		606
Long-term receivables and other assets	51,703	13,038
Mineral interests, property and equipment	881,497	662,279
Reclamation deposits	20,643	15,231
Total non-current assets	955,232	693,583
Total assets	1,095,619	747,742
Current liabilities
Accounts payable and accrued liabilities	42,956	12,165
Flow-through share premium	4,183	1,366
Lease obligations	511	90
Provision for reclamation liabilities	4,343	3,680
Total current liabilities	51,993	17,301
Non-current liabilities
Secured note	263,541
Deferred income tax liabilities	31,934	23,164
Lease obligations	1,115	182
Provision for reclamation liabilities	6,503	4,762
Total non-current liabilities	303,093	28,108
Total liabilities	355,086	45,409
Shareholders’ equity	740,533	702,333
Total liabilities and shareholders’ equity	$ 1,095,619	$ 747,742